Vessels, net - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Property, Plant and Equipment [Line Items]
Vessels, net

4.           Vessels, net

An analysis of vessels, net is as follows:

		Accumulated	Net book
	Vessel Cost	depreciation	value
Balance as at January 1, 2017	$920,193	$(276,367)	$643,826
Acquisitions and improvements	142	—	142
Depreciation for the year	—	(36,440)	(36,440)
Balance as at December 31, 2017	$920,335	$(312,807)	$607,528
Acquisitions and improvements	75,048	—	75,048
Depreciation for the year	—	(38,894)	(38,894)
Balance as at December 31, 2018	$995,383	$(351,701)	$643,682

On May 4, 2018, the M/T Anikitos was acquired for a total consideration of  $31,500 comprising $15,875 in cash and the assumption of the then outstanding balance of  $15,625 of a credit facility previously arranged by CMTC with ING Bank NV. The vessel at the time of its acquisition was operated under a thirty month time charter with Petroleo Brasileiro S.A. (“Petrobras”) ending in July 2020, with the option to terminate 30 days earlier at a gross daily rate at $15.3. The Company accounted for the acquisition of the M/T Anikitos as an acquisition of an asset as the fair values of the vessel and the time charter attached, are concentrated in a single identifiable asset. The Company considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the acquisition date and therefore the total consideration was allocated to the vessel cost and the above market acquired charter. The Company allocated the cost of the vessel and the time charter acquired on the basis of their relative fair values. Thus the vessel was recorded in Company’s combined carve-out financial statements at a value of  $31,004 and the above market acquired charter at a value of  $496 (Note 5).

On January 17, 2018, the M/T Aristaios was acquired for a total consideration of  $52,500 comprising $24,167 in cash and the assumption of the then outstanding balance of  $28,333 of a term loan under a credit facility previously arranged by CMTC with Credit Agricole Corporate and Investment Bank and ING Bank NV. The vessel at the time of its acquisition was operated under a five year time charter with Tesoro Far East Maritime Company (“Tesoro”) ending in January 2022, with the option to terminate 45 days earlier at a gross daily rate at $26.4. The Company accounted for the acquisition of the M/T Aristaios as an acquisition of an asset as the fair values of the vessel and the time charter attached, are concentrated in a single identifiable asset. The Company considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the acquisition date and therefore the total consideration was allocated to the vessel cost and the above market acquired charter. The Company allocated the cost of the vessel and the time charter acquired on the basis of their relative fair values. Thus the vessel was recorded in Company’s combined carve-out financial statements at a value of  $42,955 and the above market acquired charter at a value of  $9,545 (Note 5).

During 2018 and 2017, certain of the Company’s vessels underwent improvements. The costs of these improvements amounted to $1,089 and $142 respectively and were capitalized as part of the vessels’ cost.

During 2018 and 2017 the Company paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems that will be installed to certain of its vessels of  $1,035 and $0 respectively.

On October 24, 2016, the M/T Amor was acquired for a total consideration of  $32,661 through $16,911 cash and the assumption of a term loan previously arranged from CMTC of an outstanding balance of  $15,750. The vessel at the time of its acquisition was operated under a two year time charter with Cargill International S.A. (“Cargill”) at a gross daily rate of  $17.5 which was terminated in September 2017, and immediately thereafter the vessel was operated under a short term time charter with CMTC at a gross daily rate of  $14.0 which was terminated in January 2018. The Company accounted for the acquisition of the company owning the M/T Amor as an acquisition of a business. The Company considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the acquisition date and therefore the total consideration was allocated to the vessel cost and the above market acquired charter. The Company allocated the cost of the vessel and the time charter acquired on the basis of their relative fair values. Thus the vessel was recorded in Company’s combined carve out financial statements at a value of  $31,600 and the above market acquired charter at a value of  $1,061.

Total revenues and net income of the company owning the M/T Amor since its acquisition by the Company were $980 and $222 respectively and are included in the Company’s combined carve-out statement of comprehensive income for the year ended December 31, 2016.

•	Unaudited Pro Forma Financial Information

The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Company’s actual results of operations for the years ended December 31, 2016
•

Pro forma results of operations of the company owning the M/T Amor for the period from January 1, 2016 to October 24, 2016 as if the vessel was operating under post acquisition revenue and cost structure.

The combined results do not purport to be indicative of the results of the operations which would have resulted had the acquisition been effected at beginning of the applicable period noted above, or the future results of operations of the combined entity.

The following table summarizes total revenues and net income of the combined entity had the acquisition of company owning the M/T Amor occurred on January 1, 2016:

As of
December 31,
2016
Total revenues	$132,392
Net income	$36,739